                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island
        Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    11/9/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                    9/30/2005
UBS SECURITIES LLC                                       1



     ITEM 1                    ITEM 2     ITEM 3         ITEM 4         ITEM 5      ITEM 6               ITEM 7           ITEM 8

                                                                                         INVEST. DISC.  MANAGERS           VOTING
                                                                       SHARES OF                                         AUTHORITY
                             TITLE OF                   FAIR MARKET    PRINCIPAL     SOLE SHARED OTHER           SOLE   SHARED  NONE
  NAME OF ISSUER              CLASS      CUSIP #           VALUE        AMOUNT         A    B      C              A       B      C

ADAMS LABORATORIES INC          OTC EQ   8358087         $ 541,341.00       16765 N    X                 FINE      68489   0     0
ADAPTEC INC                     OTC EQ   00651F108     $ 1,436,250.00      375000 N    X                 FINE     375000   0     0
***ALADDIN KNOWLEDGE SYSTE      OTC EQ   M0392N101     $ 4,738,037.00      224658 N    X                 FINE     224658   0     0
ARRIS GROUP INC                 OTC EQ   04269Q100     $ 1,871,508.00      157800 N    X                 FINE     157800   0     0
BMC SOFTWARE INC                COMMON   55921100      $11,605,000.00      550000 N    X                 FINE     550000   0     0
BUSINESS OBJECTS SA SPONSO      OTC EQ   12328X107     $ 3,667,180.00      105500 N    X                 FINE     105500   0     0
BROCADE COMMUNICATIONS SYS      OTC EQ   111621108     $17,544,000.00     4300000 N    X                 FINE    4300000   0     0
BROADCOM CORP                   OTC EQ   111320107     $16,891,200.00      360000 N    X                 FINE     360000   0     0
BINDVIEW DEVELOPMENT CORP       OTC EQ   90327107      $ 8,030,666.00     2294476 N    X                 FINE    2294476   0     0
BROADWING CORPORATION           OTC EQ   11161E101     $ 2,827,075.00      566548 N    X                 FINE     566548   0     0
CIENA CORP                      OTC EQ   171779101     $ 2,376,000.00      900000 N    X                 FINE     900000   0     0
CHECKFREE CORP NEW              OTC EQ   162813109     $ 5,775,114.00      152700 N    X                 FINE     152700   0     0
COMVERSE TECHNOLOGY INC         OTC EQ   205862402     $ 3,349,425.00      127500 N    X                 FINE     127500   0     0
3COM CORP                       OTC EQ   885535104       $ 693,600.00      170000 N    X                 FINE     170000   0     0
CITRIX SYSTEMS                  OTC EQ   177376100     $13,467,498.00      535700 N    X                 FINE     535700   0     0
DIGITAL VIDEO SYSTEMS INC       OTC EQ   25387R506       $ 183,316.00      172128 N    X                 FINE     172128   0     0
ELECTRONICS FOR IMAGING IN      OTC EQ   286082102     $ 2,064,600.00       90000 N    X                 FINE      90000   0     0
FINISAR CORP                    OTC EQ   31787A101       $ 580,985.00      424077 N    X                 FINE     424077   0     0
FIRST AVENUE NETWORKS INC       OTC EQ   31865X106     $10,036,136.00     1546400 N    X                 FINE    1546400   0     0
GLOBECOM SYSTEMS INC            OTC EQ   37956X103       $ 284,107.00       36192 N    X                 FINE      36192   0     0
GENESIS MICROCHIP INC           OTC EQ   37184C103     $ 4,390,000.00      200000 N    X                 FINE     200000   0     0
GETTY IMAGES INC                COMMON   374276103     $ 8,604,000.00      100000 N    X                 FINE     100000   0     0
INFORMATICA CORPORATION         OTC EQ   45666Q102     $ 5,048,400.00      420000 N    X                 FINE     420000   0     0
I2 TECHOLOGIES INC              OTC EQ   465754208     $ 2,114,578.00      113443 N    X                 FINE     113443   0     0
KANA SOFTWARE INC               OTC EQ   483600300     $ 4,861,769.00     3177627 N    X                 FINE    3177627   0     0
KONGZHONG CORP                  OTC EQ   50047P104       $ 782,848.00       55600 N    X                 FINE      55600   0     0
LEXAR MEDIA INC                 OTC EQ   52886P104     $ 7,333,810.00     1149500 N    X                 FINE    1149500   0     0
LOGITECH INTL SA SPONSORED      OTC EQ   541419107     $ 2,954,375.00       72500 N    X                 FINE      72500   0     0
LINKTONE LTD                    OTC EQ   535925101     $ 1,291,836.00      118300 N    X                 FINE     118300   0     0
LANTRONIX INC                   OTC EQ   516548104     $10,645,044.00     7713800 N    X                 FINE    7713800   0     0
LUCENT TECHNOLOGIES INC         COMMON   549463107     $ 9,750,000.00     3000000 N    X                 FINE    3000000   0     0
                                                      $165,739,698.00

                                    9/30/2005
UBS SECURITIES LLC                                       2

USD

MOBILE TELESYSTEMS OJSC         COMMON   607409109     $ 8,473,644.00      208300 N    X                 FINE     208300   0     0
MOTOROLA INC                    COMMON   620076109     $ 2,423,300.00      110000 N    X                 FINE     110000   0     0
MOTIVE INC                      OTC EQ   61980V107     $ 3,017,485.00      475944 N    X                 FINE     475944   0     0
MICROSOFT CORP                  OTC EQ   594918104     $ 7,204,400.00      280000 N    X                 FINE     280000   0     0
MICROMUSE INC                   OTC EQ   595094103     $ 1,328,568.00      168600 N    X                 FINE     168600   0     0
NETLOGIC MICROSYSTEMS INC       OTC EQ   64118B100     $ 2,496,387.00      115627 N    X                 FINE     115627   0     0
NII HOLDINGS INC                OTC EQ   62913F201     $ 1,562,325.00       18500 N    X                 FINE      18500   0     0
NOKIA CORP-SPONSORED ADR        COMMON   654902204     $ 5,749,400.00      340000 N    X                 FINE     340000   0     0
NOVELL INC                      OTC EQ   670006105     $ 2,682,000.00      360000 N    X                 FINE     360000   0     0
OPENWAVE SYS INC NEW            OTC EQ   683718308     $ 2,786,900.00      155000 N    X                 FINE     155000   0     0
ORACLE SYSTEMS CORP             OTC EQ   68389X105     $ 3,472,000.00      280000 N    X                 FINE     280000   0     0
PORTFOLIO RECOVERY ASSOCIA      OTC EQ   73640Q105       $ 926,211.00       21450 N    X                 FINE      21450   0     0
POWER-ONE INC                   OTC EQ   739308104       $ 510,805.00       92203 N    X                 FINE      92203   0     0
RF MICRO DEVICES INC            OTC EQ   749941100     $ 5,385,015.00      953100 N    X                 FINE     953100   0     0
RED HAT INC                     OTC EQ   756577102     $ 1,059,500.00       50000 N    X                 FINE      50000   0     0
SBA COMMUNCATIONS CORP          OTC EQ   78388J106     $ 2,700,250.00      175000 N    X                 FINE     175000   0     0
SUMMUS INC                      OTC EQ   866366305     $ 5,427,325.00     1821250 N    X                 FINE    1821250   0     0
SONIC SOLUTIONS                 OTC EQ   835460106     $15,050,000.00      700000 N    X                 FINE     700000   0     0
SYNOPSYS INC                    OTC EQ   871607107     $ 1,039,500.00       55000 N    X                 FINE      55000   0     0
SONUS NETWORKS INC              OTC EQ   835916107     $ 3,908,250.00      675000 N    X                 FINE     675000   0     0
STATS CHPPAC LTD                OTC EQ   85771T104     $ 4,727,484.00      752784 N    X                 FINE     752784   0     0
SUN MICROSYSTEMS INC            OTC EQ   866810104     $18,333,450.00     4665000 N    X                 FINE    4665000   0     0
TERADYNE INC                    COMMON   880770102     $ 8,250,000.00      500000 N    X                 FINE     500000   0     0
TELLABS INC                     OTC EQ   879664100     $ 4,260,600.00      405000 N    X                 FINE     405000   0     0
TUMBLEWEED COMMUNICATIONS       OTC EQ   899690101     $10,840,801.00     2562837 N    X                 FINE    2562837   0     0
WITNESS SYS INC                 OTC EQ   977424100     $12,235,273.00      585700 N    X                 FINE     585700   0     0
XEROX CORP                      COMMON   984121103     $ 5,460,000.00      400000 N    X                 FINE     400000   0     0
                                                      $141,310,873.00

                                         Aggregate:   $307,050,571.00